Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

Employment Agreements

Harvey W. Schiller, Ph.D.

On March 31, 2012, the Company entered into an amendment (the “2013 Schiller Amendment”) to Dr. Schiller’s employment agreement. Pursuant to the 2013 Schiller Amendment, the expiration date of Dr. Schiller’s employment with the Company was extended to June 30, 2013, with automatic month to month extensions thereafter until terminated by either the Company or Dr. Schiller with 30 days prior written notice. The 2013 Schiller Amendment further provided that Dr. Schiller’s base salary shall remain at $180 per annum, and that effective March 31, 2013, he shall no longer receive housing benefits which were previously provided pursuant to Dr. Schiller’s amended and restated employment agreement. As an inducement to Dr. Schiller to enter into the 2013 Schiller Amendment, upon the closing of an acquisition or merger, Dr. Schiller shall be paid a fee equal to $300,000, with the fee paid in shares of common stock equal to $300,000 based upon the deal price at the closing of such acquisition or merger (“2013 Schiller Success Fee”). Such shares shall be paid as compensation under the Amended and Restated 2006 Long-term Incentive Plan. Notwithstanding the foregoing, in the event that Dr. Schiller’s employment is terminated without cause or good reason or as a result of his death or disability prior to the end of this extension, Dr. Schiller shall receive the base salary and benefits through the end of the term; provided further that in the event that Dr. Schiller’s employment is terminated without cause or for good reason or as a result of Dr. Schiller’s death or disability and an acquisition or merger is consummated within nine months of the date of termination, then Dr. Schiller shall be entitled to the 2013 Schiller Success Fee.

Jeffrey O. Nyweide

On March 31, 2012, the Company entered into an amendment (the “2013 Nyweide Amendment”) to Mr. Nyweide’s employment agreement. Pursuant to the 2013 Nyweide Amendment, the expiration date of Mr. Nyweide’s employment with the Company was extended to June 30, 2013, with automatic month to month extensions thereafter until terminated by either the Company or Mr. Nyweide with 30 days prior written notice. The 2013 Nyweide Amendment further provided that effective April 1, 2013, Mr. Nyweide’s base salary shall be decreased to $180 annum, payable in advance on the first day of each month and as of such date he shall no longer receive housing benefits, which were previously provided pursuant to Mr. Nyweide’s amended and restated employment agreement.  As an inducement to Mr. Nyweide to enter into the 2013 Nyweide Amendment, upon the closing of an acquisition or merger, Mr. Nyweide shall be paid a fee equal to $250,000, with the fee paid in shares of common stock equal to $250,000 based upon the deal price at the closing of such acquisition or merger (“2013 Nyweide Success Fee”).  Such shares shall be paid as compensation under the Amended and Restated 2006 Long-term Incentive Plan, and Mr. Nyweide may elect to accept such shares on a tax free basis wherein the Company would withhold that number of shares necessary to satisfy Mr. Nyweide’s income tax withholding requirements in connection with this 2013 Nyweide Success Fee. Notwithstanding the foregoing, in the event that Mr. Nyweide’s employment is terminated without cause or good reason or as a result of his death or disability prior to the end of this extension, Mr. Nyweide shall receive the base salary and benefits through the end of the term; provided further that in the event that Mr. Nyweide’s employment is terminated without cause or for good reason or as a result of Mr. Nyweide’s death or disability and an acquisition or merger is consummated within nine months of the date of termination, then Mr. Nyweide shall be entitled to the 2013 Nyweide Success Fee.

Execution of Non-Binding Term Sheet (unaudited)

On April 24, 2013, GlobalOptions Group entered into a non-binding term sheet with a third party with respect to a potential transaction between the Company and such third party (the “Term Sheet”). The Term Sheet includes a binding obligation of the Company which provides that for a period of 90 days following the execution of the Term Sheet, neither the Company nor its officers, directors, members, managers, employees, agents, representatives, subsidiaries, affiliates or other third parties, shall initiate, solicit, entertain, negotiate, accept or discuss, directly or indirectly, any proposal or offer from any person or group of persons other than such third party to acquire all or any significant part of the business and properties, capital stock or capital stock equivalents of the Company, or otherwise engage in a transaction pursuant to which the holders of a majority of the Company’s voting stock immediately prior to such transaction do not hold a majority of the Company’s voting stock immediately following such transaction.